Loss Per Share (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Per Share
Loss attributable to Company's owners, used in computation of basic loss per share	$ 11,753	$ 5,313	$ 8,922
Adjustment in respect of the finance income relating to anti-dilution mechanism and compensation feature	710
Total loss per share	$ 12,463	$ 5,313	$ 8,922
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	35,302	18,433	11,527
Adjustment in respect of incremental shares assuming the conversion of anti-dilution mechanism and compensation feature	344
Total weighted average of the number of ordinary shares	35,646	18,433	11,527
Diluted loss per share (dollar)	$ (0.35)	$ (0.29)	$ (0.77)